Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Investment securities:
Debt instruments at amortized cost	¥ 1,807,246	¥ 366,997
Loans and advances	127,088,662	125,190,819
Deposits:
Borrowings	11,523,632	12,697,699
Debt securities in issue	15,185,629	14,387,415
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	1,807,246	366,997
Loans and advances	127,088,662	125,190,819
Other financial assets	7,516,088	7,061,639
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	126,150,405	127,961,773
Other deposits	61,561,719	62,060,969
Borrowings	11,113,058	12,303,909
Debt securities in issue	15,185,629	14,387,415
Other financial liabilities	11,506,506	10,346,934
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	1,791,415	360,445
Loans and advances	129,509,768	128,022,363
Other financial assets	7,512,049	7,057,811
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	126,148,355	128,007,649
Other deposits	61,578,445	62,649,007
Borrowings	10,970,765	12,161,162
Debt securities in issue	15,878,155	15,232,445
Other financial liabilities	¥ 11,506,155	¥ 10,346,645